ING INVESTORS TRUST

ING Goldman Sachs Commodity Strategy Portfolio (“Portfolio”)

Supplement dated July 30, 2010

to the Portfolio’s Adviser Class (“Class ADV”), Institutional Class (“Class I”),

Service Class (“Class S”), and Service 2 Class (“Class S2”) Prospectuses,

each dated April 30, 2010 (each a “Prospectus” and collectively “Prospectuses”)

The Board of Trustees (the “Board”) of ING Investors Trust approved the Portfolio’s investment in ING Goldman Sachs Commodity Strategy Portfolio (Cayman), Ltd. (“Cayman Subsidiary”), a wholly-owned subsidiary of the Portfolio.

Effective August 2, 2010, the Prospectuses are revised as follows:

1. The section entitled “Annual Portfolio Operating Expenses” of the summary section of the Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

ADV
Management Fees	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fees	0.10%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.07%
Total Annual Portfolio Operating Expenses[1]	1.73%
Waivers and Reimbursements[2]	(0.17)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.56%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 1.55% through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary). The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. Additionally, pursuant to a waiver agreement the Portfolio’s adviser has agreed to waive the advisory fee payable by the Portfolio in an amount equal to the advisory fee payable by the Cayman Subsidiary pursuant to a separate management agreement between the adviser and the Cayman Subsidiary. This waiver will remain in effect for as long as the separate management and administrative services agreements for the Cayman Subsidiary remain in place. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.

2. The section entitled “Expense Example” of the summary section of the Class ADV Prospectus is hereby deleted and replaced with the following:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$159	528	923	2,027

3. The section entitled “Annual Portfolio Operating Expenses” of the summary section of the Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

I
Management Fees	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	—
Administrative Services Fees	0.10%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.07%
Total Annual Portfolio Operating Expenses[1]	0.98%
Waivers and Reimbursements[2]	(0.02)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.96%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary). The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. Additionally, pursuant to a waiver agreement the Portfolio’s adviser has agreed to waive the advisory fee payable by the Portfolio in an amount equal to the advisory fee payable by the Cayman Subsidiary pursuant to a separate management agreement between the adviser and the Cayman Subsidiary. This waiver will remain in effect for as long as the separate management and administrative services agreements for the Cayman Subsidiary remain in place.

4. The section entitled “Expense Example” of the summary section of the Class I Prospectus is hereby deleted and replaced with the following:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$98	310	540	1,200

5. The section entitled “Annual Portfolio Operating Expenses” of the summary section of the Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fees	0.10%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.07%
Total Annual Portfolio Operating Expenses[1]	1.23%
Waivers and Reimbursements[2]	(0.02)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.21%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 1.20% through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary). The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. Additionally, pursuant to a waiver agreement the Portfolio’s adviser has agreed to waive the advisory fee payable by the Portfolio in an amount equal to the advisory fee payable by the Cayman Subsidiary pursuant to a separate management agreement between the adviser and the Cayman Subsidiary. This waiver will remain in effect for as long as the separate management and administrative services agreements for the Cayman Subsidiary remain in place.

6. The section entitled “Expense Example” of the summary section of the Class S Prospectus is hereby deleted and replaced with the following:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$123	388	674	1,487

7. The section entitled “Annual Portfolio Operating Expenses” of the summary section of the Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fees	0.10%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.07%
Total Annual Portfolio Operating Expenses[1]	1.48%
Waivers and Reimbursements[2]	(0.12)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.36%

1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2	The adviser is contractually obligated to limit expenses to 1.35% through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary). The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. Additionally, pursuant to a waiver agreement the Portfolio’s adviser has agreed to waive the advisory fee payable by the Portfolio in an amount equal to the advisory fee payable by the Cayman Subsidiary pursuant to a separate management agreement between the adviser and the Cayman Subsidiary. This waiver will remain in effect for as long as the separate management and administrative services agreements for the Cayman Subsidiary remain in place. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.

8. The section entitled “Expense Examples” of the summary section of the Class S2 Prospectus is hereby deleted and replaced with the following:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$138	1,738	2,035	2,872

9. The first paragraph of the section entitled “Principal Investment Strategies” of the summary section of the Class ADV, Class I, Class S, and Class S2 Prospectuses is hereby deleted and replaced with the following:

Under normal market conditions, the Portfolio seeks to maintain substantial economic exposure to the performance of the commodities markets. The Portfolio invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments and in other fixed-income and debt instruments. The Portfolio may also gain exposure to the performance of the commodity markets through investments in a wholly-owned subsidiary of the Portfolio organized as a company under the laws of the Cayman Islands (“Cayman Subsidiary”). The Portfolio is designed to provide exposure that corresponds to the investment return of assets that trade in the commodity markets without direct investment in physical commodities. It is expected that certain of the Portfolio’s investments will produce leveraged exposure to the commodities markets. The Subsidiary has the same investment objective as the Portfolio. The Cayman Subsidiary (unlike the Portfolio) may invest without limitation in commodity index-linked securities (including leveraged structured notes) and other commodity-linked securities and derivative instruments, such as swaps and futures, that provide exposure to the performance of the commodity markets.

10. The fourth paragraph of the section entitled “Principal Investment Strategies” of the summary section of the Class ADV, Class I, Class S, and Class S2 Prospectuses is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING FMRSM Diversified Mid Cap Portfolio

ING Goldman Sachs Commodity Strategy Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated July 30, 2010

to the Portfolio’s Adviser Class (“Class ADV”), Institutional Class (“Class I”),

Service Class (“Class S”), and Service 2 Class (“Class S2”)

Statement of Additional Information (“SAI”)

dated April 30, 2010

ING FMRSM Diversified Mid Cap Portfolio

1.	The information relating to the Portfolio in the table entitled “Advisory Fees” beginning on page 127 of the SAI is deleted and replaced with the following:

Portfolio	Annual Advisory Fees
FMRSM Diversified Mid Cap(3)

0.650% on the first $800 million of the Portfolio’s average daily net assets;

0.600% of the next $700 million of the Portfolio’s average daily net assets; and

0.580% of the Portfolio’s average daily net assets in excess of $1.5 billion.

2.	The following footnote (3) is added in reference to the Portfolio in the table entitled “Advisory Fees” beginning on page 127 of the SAI to include the following:

(3)

Effective May 2, 2005, FMRSM has entered into a sub-/sub-advisory agreement with FMRSM Co., Inc. (“FMRSM Co.”) under which it has delegated certain of its sub-advisory duties for the portfolios to FMRSM Co. FMRSM Co. provides investment management services to equity and high income funds managed by FMR and affiliates.

ING Goldman Sachs Commodity Strategy Portfolio

The Board of Trustees (the “Board”) of ING Investors Trust approved the Portfolio’s investment in ING Goldman Sachs Commodity Strategy Portfolio (Cayman), Ltd. (“Cayman Subsidiary”), a wholly-owned subsidiary of the Portfolio.

Effective August 2, 2010 the Portfolio’s SAI is revised as follows:

1.	The following Footnote (4) is added in reference to the Portfolio in the table entitled “Advisory Fees” beginning on page 127 of the SAI to include the following:

(4)	Pursuant to a waiver agreement the Portfolio’s adviser has agreed to waive the advisory fee payable by the Portfolio in an amount equal to the advisory fee payable by the ING Goldman Sachs Commodity Strategy Portfolio (Cayman), Ltd. (the “Cayman Subsidiary”) pursuant to a separate management agreement between the adviser and the Cayman Subsidiary. This waiver will remain in effect for as long as the separate management agreement for the Cayman Subsidiary remains in place.

2.	The following Footnote (9) is added in reference to the Portfolio in the table entitled “Sub-Advisers” beginning on page 130 of the SAI:

(9)	Pursuant to a waiver agreement the Portfolio’s sub-adviser has agreed to waive the sub-advisory fee payable by the Portfolio in an amount equal to the sub-advisory fee payable by the ING Goldman Sachs Commodity Strategy Portfolio (Cayman), Ltd. (the “Cayman Subsidiary”) pursuant to a separate sub-advisory agreement between the sub-adviser and the Cayman Subsidiary. This waiver will remain in effect for as long as the separate sub-advisory agreement for the Cayman Subsidiary remains in place.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE